Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flow from operating activities
Net loss	$ (5,854)	$ (8,295)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization	120	66
Stock-based compensation expense	709	1,063
Amortization of discount/premium on marketable securities	(207)	35
Loss from Realization of marketable securities	115	138
Changes in operating assets and liabilities:
Decrease in other accounts receivable	18	43
Increase (decrease) in trade payables	(757)	706
Increase (decrease) in other accounts payable	(178)	106
Increase (decrease) in related party	(117)	45
Decrease in deferred revenue	(538)	0
Net cash used in operating activities	(6,689)	(6,093)
Cash flow from investing activities
Purchase of property and equipment	(8)	(23)
Investment in securities, available for sale	0	(1,212)
Consideration of securities, available for sale	5,100	6,250
Net cash provided in (used in) investing activities	5,092	5,015
Cash flow from financing activities
Issuance of ordinary shares	247	11
Deferred issuance costs	0	(143)
Net cash used in financing activities	247	(132)
Increase (decrease) in cash and cash equivalents	(1,350)	(1,210)
Cash and cash equivalents at the beginning of the year	3,097	4,156
Cash and cash equivalents at the end of the period	1,747	2,946
Supplemental disclosure of cash flow information:
Cash received from interest	$ 136	$ 223